Commitments and contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Rental commitments [Member]
Operating Leased Assets [Line Items]
2019	$ 6,231
2020	4,527
2021	2,633
Future minimum payments, Total	13,391
Bandwidth purchase commitments [Member]
Operating Leased Assets [Line Items]
2019	8,695
2020	366
Future minimum payments, Total	$ 9,061